     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2002


                                             1933 ACT REGISTRATION NO. 333-93875
                                             1940 ACT REGISTRATION NO. 811-09763

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                            ------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                    POST-EFFECTIVE AMENDMENT NO. 2     /X/

                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 5      /X/

                            ------------------------


                LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES


                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)


               100 Madison Street, Suite 1860, Syracuse, NY 13202


              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                  (315)428-8400

                            ------------------------

                                    COPY TO:





 ROBERT O. SHEPPARD, ESQUIRE               MARY JO ARDINGTON, ESQUIRE
   Lincoln Life & Annuity                   The Lincoln National Life
     Company of New York                       Insurance Company
     100 Madison Street                      1300 S. Clinton Street
         Suite 1860                        Fort Wayne, Indiana 46802
  Syracuse, New York 13202


                     (Name & Address of Agent of Service)


Title of Securities: Interests in a separate account under individual flexible payment deferred variable annuity contracts.


It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

                            ------------------------

/ / on May 1, 2001, pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i) of Rule 485

/x/ on April 30, 2002, pursuant to paragraph (a)(i) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lincoln ChoicePlus II

Lincoln New York Separate Account N


for Variable Annuities


Individual Variable Annuity Contracts





     Home Office:                               Servicing Office:
     Lincoln Life & Annuity Company of New York Lincoln New York ChoicePlus
           100 Madison Street, Suite 1860          P.O. Box 7866
           Syracuse, NY 13202                      Fort Wayne, IN 46801
           www.lincolnlife-ny.com






This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit on the death of the annuitant.


The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.


You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If all your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the contract. An interest adjustment will be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.



All purchase payments for benefits on a variable basis will be placed in Lincoln New York Separate Account N for Variable Annuities (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.


The available funds are listed below:

AIM Variable Insurance Funds (Series II Shares):
   AIM V.I. Growth Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund

Alliance Variable Products Series Fund (Class B):
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio
   AllianceBernstein Small Cap Value Portfolio
   Alliance Technology Portfolio

American Funds Insurance SeriesSM (AFIS) (Class 2):
   AFIS Global Small Capitalization Fund
   AFIS Growth Fund
   AFIS Growth-Income Fund
   AFIS International Fund

Delaware Group Premium Fund (Service Class):
   Delaware Premium Growth & Income Series
   Delaware Premium High Yield Series
   Delaware Premium REIT Series
   Delaware Premium Small Cap Value Series
   Delaware Premium Trend Series
   Delaware Premium U.S. Growth Series

Deutsche Asset Management VIT Funds:
   Deutsche VIT EAFE Equity Index
   Deutsche VIT Equity 500 Index
   Deutsche VIT Small Cap Index

Franklin Templeton Variable Insurance Products Trust (Class 2):
   Franklin Small Cap Fund
   Templeton Growth Securities Fund

Janus Aspen Series (Service Class):
   Aggressive Growth Portfolio
   Balanced Portfolio
   Worldwide Growth Portfolio

Lincoln National:
   Aggressive Growth Fund
   Bond Fund
   Capital Appreciation Fund
   Global Asset Allocation Fund
   International Fund
   Money Market Fund
   Social Awareness Fund

MFS(R) Variable Insurance Trust (Service Class):
   MFS Capital Opportunities Series
   MFS Emerging Growth Series
   MFS Total Return Series
   MFS Utilities Series

Neuberger Berman AMT:
   Mid-Cap Growth Portfolio
   Regency Portfolio

Putnam Variable Insurance Trust (Class IB):
   Growth & Income Fund
   Health Sciences Fund

Variable Insurance Products (Service Class 2):
   Fidelity(R) VIP Contrafund Portfolio
   Fidelity(R) VIP Equity-Income Portfolio
   Fidelity(R) VIP Growth Portfolio
   Fidelity(R) VIP Overseas Portfolio

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that are attached, and keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln New York ChoicePlus, P.O. Box 7866, Fort Wayne, Indiana 46801, or call 1-888-868-2583. The SAI and other information about Lincoln New York and Account N are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.



          , 2002

Table of contents


                Item                                        Page
                ------------------------------------------------
                Special terms                                 3
                ------------------------------------------------
                Expense tables                                4
                ------------------------------------------------
                Summary                                       9
                ------------------------------------------------
                Condensed financial information              10
                ------------------------------------------------
                Investment results                           14
                ------------------------------------------------
                Financial statements                         14
                ------------------------------------------------
                Lincoln Life & Annuity Company of New York   14
                ------------------------------------------------
                Variable annuity account (VAA)               14
                ------------------------------------------------
                Investments of the variable annuity account  14
                ------------------------------------------------
                Charges and other deductions                 17
                ------------------------------------------------
                The contracts                                19
                ------------------------------------------------
                Contractowner questions                      25
                ------------------------------------------------



               Item                                         Page
               -------------------------------------------------
               Annuity payouts                               25
               -------------------------------------------------
               Fixed side of the contract                    27
               -------------------------------------------------
               Federal tax matters                           28
               -------------------------------------------------
               Voting rights                                 32
               -------------------------------------------------
               Distribution of the contracts                 32
               -------------------------------------------------
               Return privilege                              32
               -------------------------------------------------
               State regulation                              32
               -------------------------------------------------
               Records and reports                           33
               -------------------------------------------------
               Other information                             33
               -------------------------------------------------
               Legal Proceedings                             33
               -------------------------------------------------
               Statement of additional information table of
               contents for Variable Annuity Account N
               Lincoln ChoicePlus II                         34
               -------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Prospectus.)


Account or variable annuity account (VAA)--The segregated investment account, Account N, into which Lincoln New York sets aside and invests the assets for the variable side of the contract offered in this Prospectus.


Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity benefit payments are based and upon whose life a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies.


Earnings--The excess of contract value over purchase payments which have not yet been withdrawn from the contract.

Free amount--The amount that may be withdrawn each contract year without incurring a surrender charge.


Income4Life(R) Solution--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.



Lincoln Life--The Lincoln National Life Insurance Company.



Lincoln New York (we, us, our)--Lincoln Life & Annuity Company of New York.


Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of contractowner expenses:


   Transfer Fee: $25


   The maximum surrender charge (contingent deferred sales charge)

   (as a percentage of purchase payments surrendered/withdrawn): 6.0%


The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.




An interest adjustment may be applied to the amount being withdrawn, surrendered or transferred (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income under Income4Life(R) Solution for IRAs) from a fixed account guaranteed period amount. See Fixed side of the contract.



The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge a $25 fee for transfers over 12 times during any contract year. Automatic dollar-cost averaging, portfolio rebalancing and cross-reinvestment transfers are not included as transfers for purposes of calculating the transfer fee.


--------------------------------------------------------------------------------
Account N annual expenses for Lincoln ChoicePlus II subaccounts:
(as a percentage of average daily net assets):

                                        With Enhanced
                                        Guaranteed
                                        Minimum
                                        Death Benefit
                                        (EGMDB)
                                        -------------
Mortality and expense risk charge           1.25%
Administrative charge                        .15%
                                            -----
Total annual charge for each subaccount     1.40%



Annual expenses of the funds for the year ended December 31, 2001:

(as a percentage of each fund's average net assets):


                                                           Management                      Other               Total
                                                           Fees (after any                 Expenses (after     Expenses (after
                                                           waivers/            12b-1       any waivers/        any waivers/
                                                           reimbursements) +   Fees    +   reimbursements) =   reimbursements)
------------------------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund (class 2)                     %            0.25%              %                   %
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Fund (class 2)                                                       0.25
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth-Income Fund (class 2)                                                0.25
------------------------------------------------------------------------------------------------------------------------------
AFIS International Fund (class 2)                                                0.25
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund (Series II)1                                                0.25
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund (Series II)1                                  0.25
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund (Series II)1                                                 0.25
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income Portfolio (class B)                                   0.25
------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio (class B)                                      0.25
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio (class B)2                           0.25
------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio (class B)2                                         0.25
------------------------------------------------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series (Service
 class)3                                                                         0.15
------------------------------------------------------------------------------------------------------------------------------
Delaware Premium High Yield Series (Service class)3                              0.15
------------------------------------------------------------------------------------------------------------------------------
Delaware Premium REIT Series (Service class)3                                    0.15
------------------------------------------------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series (Service class)3                         0.15
------------------------------------------------------------------------------------------------------------------------------
Delaware Premium Trend Series (Service class)3                                   0.15
------------------------------------------------------------------------------------------------------------------------------
Delaware Premium U.S. Growth Series (Service class)3                             0.15
------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity Index4                                                  N/A
------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index4                                                   N/A
------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index4                                                    0.00
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund Portfolio (Service class 2)5                          0.25
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio (Service class 2)5                       0.25
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service class 2)5                              0.25
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio (Service class 2)5                            0.25
------------------------------------------------------------------------------------------------------------------------------

                                                              Management                    Other               Total
                                                              Fees (after any               Expenses (after     Expenses (after
                                                              waivers/            12b-1     any waivers/        any waivers/
                                                              reimbursements) +   Fees  +   reimbursements) =   reimbursements)
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund (class 2)6, 7                                  %          0.25%              %                   %
-------------------------------------------------------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio (Service class)11                            0.25
-------------------------------------------------------------------------------------------------------------------------------
Janus AS Balanced Portfolio (Service class)11                                     0.25
-------------------------------------------------------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio (Service class)11                             0.25
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund                                           N/A
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Bond Fund                                                        N/A
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund                                        N/A
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund                                     N/A
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National International Fund                                               N/A
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Money Market Fund                                                N/A
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Social Awareness Fund                                            N/A
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities (Service Class)                       0.20
 Series (Service class)9, 10
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth Series (Service class)9                     0.20
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return Series (Service class)9                        0.20
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities Series (Service class)9                           0.20
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                                     N/A
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio12                                          N/A
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)                                         0.25
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)                                         0.25
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (class 2)6, 8                                    0.25
-------------------------------------------------------------------------------------------------------------------------------


1) As these funds had not commenced operations by December 31, 2000, the expenses are annualized estimates.

2) For the period January 1, 2000 through April 30, 2000, the adviser waived and/or reimbursed certain expenses of the Technology Portfolio. This waiver/reimbursement is no longer in effect. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses of the Technology Portfolio were 0.99%, 0.25%, 0.07%, and 1.31%, respectively. Since the Small Cap Value Portfolio had not commenced operations by December 31, 2000, the expenses are annualized estimates. The adviser has voluntarily agreed to waive and/or reimburse certain expenses of the Small Cap Value Portfolio. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.25%, 0.91% and 2.16%.

3) Effective May 1, 2001 through October 31, 2001 Delaware Management Company ("DMC") has voluntarily agreed to waive its management fee and reimburse the Series for expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) to the extent that total expenses will not exceed 0.75% for U.S. Growth; 0.80% for Growth and Income, High Yield; 0.85% for REIT, Small Cap Value, Trend. Without such an arrangement, the total operating expenses would have been 1.06% for Small Cap Value; 1.21% for REIT. DMC voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

4) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement with the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of the average daily net assets of the fund. Without the reimbursement to the funds for the year ended 12/31/00, total expenses would have been 0.34% for the Equity 500 Index Fund, 0.69% for the Small Cap Index Fund and 0.92% for the EAFE Equity Index Fund.

5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

6) The Fund's class 2-distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

7) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

8) The Fund administration fee is paid indirectly through the management fee.

9) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.04% for Emerging Growth Series; 1.09% for Total Return Series; and 1.10% for Capital Opportunities and Utilities Series.

10)MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

11)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Balanced, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.

12)Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2002 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commission and transaction costs, that exceed, in the aggregate, 1.50% of the daily net asset value of the Regency Portfolio. The expense reimbursement agreements with respect to the Regency Portfolio provide for NBMI to recoup through December 31, 2005 amounts reimbursement by NBMI under the agreements, provided such recoupment would not cause a Portfolio to exceed its respective expense limitation. The Regency Portfolio had not commenced operations as of December 31, 2000, the expense figures for this Portfolio are estimated.

EXAMPLES
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                            1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------------------
AFIS Global Small Cap (Class 2)                               $      $       $        $
-------------------------------------------------------------------------------------------
AFIS Growth (Class 2)
-------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)
-------------------------------------------------------------------------------------------
AFIS International (Class 2)
-------------------------------------------------------------------------------------------
AIM V.I. Growth (Series II Shares)
-------------------------------------------------------------------------------------------
AIM V.I. International Equity (Series II Shares)
-------------------------------------------------------------------------------------------
AIM V.I. Value (Series II Shares)
-------------------------------------------------------------------------------------------
Alliance Growth and Income (Class B)
-------------------------------------------------------------------------------------------
Alliance Premier Growth (Class B)
-------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class B)
-------------------------------------------------------------------------------------------
Alliance Technology (Class B)
-------------------------------------------------------------------------------------------
Delaware Growth and Income (Service Class)
-------------------------------------------------------------------------------------------
Delaware High Yield (Service Class)
-------------------------------------------------------------------------------------------
Delaware REIT (Service Class)
-------------------------------------------------------------------------------------------
Delaware Small Cap Value (Service Class)
-------------------------------------------------------------------------------------------
Delaware Trend (Service Class)
-------------------------------------------------------------------------------------------
Delaware U.S. Growth (Service Class)
-------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity Index
-------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund (Service Class 2)
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (Service Class 2)
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class 2)
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas (Service Class 2)
-------------------------------------------------------------------------------------------
Franklin Small Cap (Class 2)
-------------------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio
-------------------------------------------------------------------------------------------
Janus AS Balanced Portfolio
-------------------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio
-------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth
-------------------------------------------------------------------------------------------
Lincoln National Bond
-------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation
-------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation
-------------------------------------------------------------------------------------------
Lincoln National International
-------------------------------------------------------------------------------------------
Lincoln National Money Market
-------------------------------------------------------------------------------------------
Lincoln National Social Awareness
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities (Service Class)
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth (Service Class)
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return (Service Class)
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities (Service Class)
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio
-------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)
-------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)
-------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)
-------------------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                            1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------------------
AFIS Global Small Cap (Class 2)                               $      $       $        $
-------------------------------------------------------------------------------------------
AFIS Growth (Class 2)
-------------------------------------------------------------------------------------------
AFIS Growth-Income (Class 2)
-------------------------------------------------------------------------------------------
AFIS International (Class 2)
-------------------------------------------------------------------------------------------
AIM V.I. Growth (Series II)
-------------------------------------------------------------------------------------------
AIM V.I. International Equity (Series II)
-------------------------------------------------------------------------------------------
AIM V.I. Value (Series II)
-------------------------------------------------------------------------------------------
Alliance Growth and Income (Class B)
-------------------------------------------------------------------------------------------
Alliance Premier Growth (Class B)
-------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value (Class B)
-------------------------------------------------------------------------------------------
Alliance Technology (Class B)
-------------------------------------------------------------------------------------------
Delaware Growth and Income (Service Class)
-------------------------------------------------------------------------------------------
Delaware High Yield (Service Class)
-------------------------------------------------------------------------------------------
Delaware REIT (Service Class)
-------------------------------------------------------------------------------------------
Delaware Small Cap Value (Service Class)
-------------------------------------------------------------------------------------------
Delaware Trend (Service Class)
-------------------------------------------------------------------------------------------
Delaware U.S. Growth (Service Class)
-------------------------------------------------------------------------------------------
Deutsche VIT EAFE Equity Index
-------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index
-------------------------------------------------------------------------------------------
Deutsche VIT Small Cap Index
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund (Service Class 2)
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (Service Class 2)
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth (Service Class 2)
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas (Service Class 2)
-------------------------------------------------------------------------------------------
Franklin Small Cap (Class 2)
-------------------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio
-------------------------------------------------------------------------------------------
Janus AS Balanced Portfolio
-------------------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio
-------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth
-------------------------------------------------------------------------------------------
Lincoln National Bond
-------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation
-------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation
-------------------------------------------------------------------------------------------
Lincoln National International
-------------------------------------------------------------------------------------------
Lincoln National Money Market
-------------------------------------------------------------------------------------------
Lincoln National Social Awareness
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Capital Opportunities (Service Class)
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Emerging Growth (Service Class)
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Total Return (Service Class)
-------------------------------------------------------------------------------------------
MFS(R) Variable Trust Utilities (Service Class)
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio
-------------------------------------------------------------------------------------------
Putnam VT Growth & Income Fund (Class IB)
-------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (Class IB)
-------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2)
-------------------------------------------------------------------------------------------



The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide these examples to help you understand the direct and indirect costs and expenses of the contract. These examples assume that fee waivers/reimbursements will continue for the length of time shown in the example. For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--Income4Life(R) Solution for IRA contracts on page 23 and Annuity payouts--including Income4Life(R) Solution (Non-Qualified annuity contracts only) on page 27. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract am I buying? It is an individual variable and/or interest adjusted annuity contract between you and Lincoln New York. This Prospectus describes the variable side of the contract. See The contracts. Certain benefits, features, and charges may vary in certain states. You should refer to your contract for any state-specific provisions.



What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln New York may conduct. See Variable annuity account.


What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account--Investment advisers.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 7.0% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions--Surrender charge.


We reserve the right to charge a $25 fee for transfers over 12 times during any contract year, excluding automatic dollar cost averaging and automatic rebalancing program transfers.


We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.




We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.25% for the EGMDB. - See Charges and other deductions.


The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

Charges may also be imposed during the regular income or annuity payout period. See The contracts and Annuity payouts.

For more information about the compensation we pay for sales of contracts. See The Contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What happens if I die before I annuitize? Your beneficiary will receive the Enhanced Guaranteed Mininum death benefit. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit and Income4Life(R) Solution (IRA).


May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date, Transfer after the annuity commencement date and Transfers to and from a fixed account on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts--Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our servicing office. You assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Lincoln
ChoicePlus II subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.


                                                                           2000      2001
--------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund Accumulation unit value
 . Beginning of period.................................................. $10.000
 . End of period........................................................   8.447*
Number of accumulation units
 . End of period (000's omitted)........................................       2
--------------------------------------------------------------------------------------------
AFIS Growth Fund Accumulation unit value
 . Beginning of period.................................................. $10.000
 . End of period........................................................   9.929*
Number of accumulation units
 . End of period (000's omitted)........................................     105
--------------------------------------------------------------------------------------------
AFIS Growth-Income Fund Accumulation unit value
 . Beginning of period.................................................. $10.000
 . End of period........................................................  10.416*
Number of accumulation units
 . End of period (000's omitted)........................................      31
--------------------------------------------------------------------------------------------
AFIS International Fund accumulation unit value
 . Beginning of period.................................................. $10.000
 . End of period........................................................   8.591
Number of accumulation units
 . End of period (000's omitted)........................................      31
--------------------------------------------------------------------------------------------
AIM V.I. Growth Fund Accumulation unit value
 . Beginning of period..................................................     N/A
 . End of period........................................................     N/A
Number of accumulation units
 . End of period (000's omitted)........................................     N/A
--------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund Accumulation unit value
 . Beginning of period..................................................     N/A
 . End of period........................................................     N/A
Number of accumulation units
 . End of period (000's omitted)........................................     N/A
--------------------------------------------------------------------------------------------
AIM V.I. Value Fund Accumulation unit value
 . Beginning of period..................................................     N/A
 . End of period........................................................     N/A
Number of accumulation units
 . End of period (000's omitted)........................................     N/A
--------------------------------------------------------------------------------------------
Alliance VP Growth and Income Portfolio Accumulation unit value
 . Beginning of period.................................................. $10.000
 . End of period........................................................  10.679*
Number of accumulation units
 . End of period (000's omitted)........................................      30
--------------------------------------------------------------------------------------------
Alliance VP Premier Growth Portfolio Accumulation unit value
 . Beginning of period.................................................. $10.000
 . End of period........................................................   8.602*
Number of accumulation units
 . End of period (000's omitted)........................................      56
--------------------------------------------------------------------------------------------
Alliance Bernstein VP Small Cap Value Portfolio Accumulation unit value
 . Beginning of period..................................................     N/A
 . End of period........................................................     N/A
Number of accumulation units
 . End of period (000's omitted)........................................     N/A
--------------------------------------------------------------------------------------------
Alliance VP Technology Portfolio Accumulation unit value
 . Beginning of period.................................................. $10.000
 . End of period........................................................   7.673*
Number of accumulation units
 . End of period (000's omitted)........................................      77
--------------------------------------------------------------------------------------------

                                                                     2000     2001
-------------------------------------------------------------------------------------
Delaware Premium Growth and Income Series Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................  11.280
Number of accumulation units
 . End of period (000's omitted)..................................       9
-------------------------------------------------------------------------------------
Delaware Premium High Yield Series Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................   9.055
Number of accumulation units
 . End of period (000's omitted)..................................       6
-------------------------------------------------------------------------------------
Delaware Premium REIT Series Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................  11.688
Number of accumulation units
 . End of period (000's omitted)..................................       5
-------------------------------------------------------------------------------------
Delaware Premium Small Cap Value Series Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................  11.584
Number of accumulation units
 . End of period (000's omitted)..................................       4
-------------------------------------------------------------------------------------
Delaware Premium Trend Series Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................  10.300
Number of accumulation units
 . End of period (000's omitted)..................................     340
-------------------------------------------------------------------------------------
Delaware Premium U.S. Growth Series Accumulation unit value
 . Beginning of period............................................     N/A
 . End of period..................................................     N/A
Number of accumulation units
 . End of period (000's omitted)..................................     N/A
-------------------------------------------------------------------------------------
Deutsche EAFE Equity Index Accumulation unit value
 . Beginning of period............................................     N/A
 . End of period..................................................     N/A
Number of accumulation units
 . End of period (000's omitted)..................................     N/A
-------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................   9.395
Number of accumulation units
 . End of period (000's omitted)..................................      21
-------------------------------------------------------------------------------------
Deutsche Small Cap Index Accumulation unit value
 . Beginning of period............................................     N/A
 . End of period..................................................     N/A
Number of accumulation units
 . End of period (000's omitted)..................................     N/A
-------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
 . Beginning of period............................................     N/A
 . End of period..................................................     N/A
Number of accumulation units
 . End of period (000's omitted)..................................     N/A
-------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................  10.800
Number of accumulation units
 . End of period (000's omitted)..................................      20
-------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................   9.381
Number of accumulation units
 . End of period (000's omitted)..................................      47
-------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Accumulation unit value
 . Beginning of period............................................ $10.000
 . End of period..................................................   9.305
Number of accumulation units
 . End of period (000's omitted)..................................       7
-------------------------------------------------------------------------------------

                                                                         2000      2001
------------------------------------------------------------------------------------------
Franklin Small Cap Fund Accumulation unit value
 . Beginning of period................................................ $10.000
 . End of period......................................................   9.217*
Number of accumulation units
 . End of period (000's omitted)......................................      16
------------------------------------------------------------------------------------------
Janus AS Aggressive Growth Portfolio Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Janus AS Balanced Portfolio Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Janus AS Worldwide Growth Portfolio Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Lincoln National Aggressive Growth Fund Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Lincoln National Bond Fund Accumulation unit value
 . Beginning of period................................................ $10.000
 . End of period......................................................  10.999
Number of accumulation units
 . End of period (000's omitted)......................................      67
------------------------------------------------------------------------------------------
Lincoln National Capital Appreciation Fund Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Lincoln National Global Asset Allocation Fund Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Lincoln National International Fund Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Lincoln National Money Market Fund Accumulation unit value
 . Beginning of period................................................ $10.000
 . End of period......................................................  10.300
Number of accumulation units
 . End of period (000's omitted)......................................     340
------------------------------------------------------------------------------------------
Lincoln National Social Awareness Funds Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
MFS VT Capital Opportunities Series Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
MFS VT Emerging Growth Series Accumulation unit value
 . Beginning of period................................................ $10.000
 . End of period......................................................   8.170
Number of accumulation units
 . End of period (000's omitted)......................................      27
------------------------------------------------------------------------------------------

                                                                         2000      2001
------------------------------------------------------------------------------------------
MFS VT Total Return Series Accumulation unit value
 . Beginning of period................................................ $10.000
 . End of period......................................................  11.128
Number of accumulation units
 . End of period (000's omitted)......................................      29
------------------------------------------------------------------------------------------
MFS VT Utilities Series Accumulation unit value
 . Beginning of period................................................ $10.000
 . End of period......................................................   9.898
Number of accumulation units
 . End of period (000's omitted)......................................      59
------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Putnam VIT Growth & Income Fund Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Putnam VIT Health Sciences Fund Accumulation unit value
 . Beginning of period................................................     N/A
 . End of period......................................................     N/A
Number of accumulation units
 . End of period (000's omitted)......................................     N/A
------------------------------------------------------------------------------------------
Templeton Growth Securities Fund Accumulation unit value
 . Beginning of period................................................ $10.000
 . End of period......................................................  10.204*
Number of accumulation units
 . End of period (000's omitted)......................................       3
------------------------------------------------------------------------------------------



*These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (May 12, 2000) through December 31, 2000.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertise-ments. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-888-868-2583.




Lincoln Life & Annuity Company of New York



Lincoln New York is a life insurance company founded in New York on June 6, 1996. Lincoln New York is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life, an Indiana corporation, is owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.




Variable annuity account (VAA)


On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln New York. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. Lincoln New York is the issuer of the contracts and the obligations set forth in the contract, other than those of the contract owner, are Lincoln New York's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.



The VAA is used to support other annuity contracts offered by Lincoln New York in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.


Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), managed by A I M Advisors, Inc.

Alliance Variable Products Series Fund managed by Alliance Capital Management, L.P.

American Funds Insurance Series, managed by Capital Research and Management Company.

Delaware Group Premium Fund Inc. ("Delaware Group"), managed by Delaware Management Company.

Deutsche Asset Management VIT Funds, managed by Deutsche Asset Management Inc.

Franklin Templeton Variable Insurance Products Trust--Franklin Small Cap is managed by Franklin Advisers, Inc.; Templeton Growth Securities is managed by Templeton Global Advisors Limited.

Janus Aspen Series, managed by Janus Capital.

Lincoln National Funds, managed by Delaware Lincoln Investment Advisers ("DLIA"). The Social Awareness Fund is managed by Vantage Investment Advisers.

MFS--Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT), managed by Neuberger Berman Management, Inc.

Putnam Variable Trust (Putnam VT), managed by Putnam Investment Management,
L.L.C.

Variable Insurance Products ("Fidelity(R) VIP"), managed by Fidelity Management & Research Company.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the prospectus for the fund.


With respect to a fund, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln New York (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln New York (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.



The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln New York and other life insurance companies (shared funding). The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.


Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser.


Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the fund which is included in this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


AFIS Global Small Capitalization Fund: Seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth Fund: Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AFIS Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

AFIS International Fund: Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

AIM V.I. Growth Fund: Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.

AIM V.I. International Equity Fund: Seeks to provide long-term growth of capital.

AIM V.I. Value Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

Alliance Growth and Income Portfolio: Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securities and convertible securities.

Alliance Premier Growth Portfolio: Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AllianceBernstein Small Cap Value Portfolio: Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations.

Alliance Technology Portfolio: Seeks to emphasizes growth of capital and invests for capital appreciation.

Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

Delaware Premium Growth and Income Series: Seeks capital appreciation with current income as a secondary objective.

Delaware Premium High Yield Series: Seeks total return and, as a secondary objective, high current income. The series invests in primarily high-yield corporate bonds commonly known as junk bonds. An investment in this series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

Delaware Premium REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective by investing primarily in the securities of companies primarily engaged in the real estate industry.

Delaware Premium Small Cap Value Series: Seeks capital appreciation by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

Delaware Premium Trend Series: Seeks long-term capital appreciation by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

Delaware Premium U.S. Growth: Seeks to maximize capital appreciation by investing in stocks of companies of all sizes. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.

Deutsche VIT EAFE Equity Index: Seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International
(MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Deutsche VIT Equity 500 Index: Seeks to match the performance of the stock market as represented by Standard & Poor's 500 Index, before fund expenses.

Deutsche VIT Small Cap Index: The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.

Fidelity(R) VIP Contrafund Portfolio: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity(R) VIP Equity-Income Portfolio: Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreci- ation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).

Fidelity(R) VIP Growth Portfolio: Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Fidelity(R) VIP Overseas Portfolio: Seeks long-term growth of capital by investing primarily in foreign securities.

Franklin Small Cap Fund: Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies. Small cap companies are generally those with market cap values of less than $1.5 billion at time of purchase.

Janus AS Aggressive Growth Portfolio: Seeks long-term growth of capital. Pursues objective in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium sized companies.

Janus AS Balanced Portfolio: Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Janus AS Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

Lincoln National Aggressive Growth Fund: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

Lincoln National Bond Fund: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln Capital Appreciation Fund: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln National Global Asset Allocation Fund: Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Lincoln National International Fund: Seeks long-term capital appreciation. The fund trades in securities outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln National Money Market Fund: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln National Social Awareness Fund: Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

MFS(R) Variable Trust Capital Opportunities Series: Seeks capital appreciation.

MFS(R) Variable Trust Emerging Growth Series: Seeks to provide long-term growth by investing primarily in the common stocks of companies the managers believe are in the early stages of their life cycle but which have the potential to become major enterprises.

MFS(R) Variable Trust Total Return Series: Seeks to provide above-average income consistent with the prudent employment of capital and to provide a reasonable opportunity for capital growth and income. The fund invests in a broad range of securities, including short-term obligations, and may be diversified not only by company and industry, but also by security type.

MFS(R) Variable Trust Utilities Series: Seeks capital growth and current income by investing the majority of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Neuberger Berman AMT Mid-Cap Growth Portfolio: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

Neuberger Berman AMT Regency Portfolio: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.

Putnam VT Growth & Income Fund: Seeks capital growth and current income.

Putnam VT Health Sciences Fund: Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.

Templeton Growth Securities Fund: Seeks long-term capital growth. Invests primarily in equity securities of companies in various nations throughout the world, including the U.S. and emerging markets.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.


Shares of the funds are not sold directly to the general public. They are sold to Lincoln New York, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute series and/or funds within the VAA. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information on these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and Internet fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account.

Deductions from the VAA for Lincoln ChoicePlus II

We apply a charge to the daily net asset value of the VAA. There is an administrative charge of 0.15% plus a mortality and expense risk charge of 1.25% for the EGMDB.


Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:


                                   Number of contract
                                   anniversaries since
                                   purchase payment was
                                   invested
             ------------------------------------------------------
                                        At least
                                   None 1   2   3   4   5   6   7+
             Surrender charge as a
               percentage of the
               surrendered or
               withdrawn purchase
               payments            6%   6   5   4   3   2   1   0


A surrender charge does not apply to:

 1.A surrender or withdrawal of a purchase payment beyond the seventh anniversary since the purchase payment was invested.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase payments;


 3.A surrender or withdrawal of any purchase payments after the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, which disability occurred and has existed continuously for a period of twelve months before the 65th birthday of the contractowner.


 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days.

 6.A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical prac titioner.

 7.A surrender of the contract as a result of the death of the contractowner or annuitant.




 8.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln New York.



 9.Periodic payments made under any annuity payout option made available by Lincoln New York.



10.Regular income payments made under Income4Life(R) Solution.



For purposes of calculating the surrender charge on withdrawals, Lincoln New York assumes that:


a.The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b.Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted.

c.On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings until exhausted; then

  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Transfer fee


We reserve the right to impose a $25 fee for transfers over 12 times during any contract year. Automatic dollar-cost averaging, cross reinvestment and portfolio rebalancing transfers are not included as transfers for purposes of calculating the transfer fee.




Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See Income4Life(R) Solution (IRA) and (Non-Qualified) and Annuity payouts.



There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln New York for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional information

The administrative charge and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges and fees applicable to a particular contract will be stated in that contract.


The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.

Who can invest

To apply for a contract, you must be of legal age in New York and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 90.


Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without Lincoln New York approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by New York's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Lincoln New York reserves the right to limit purchase payments made to the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our servicing office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with different death benefit options, contracts with different death benefit options will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. We reserve the right to impose a $25 fee for transfers after the first 12 times during a contract year.



Transfers (within and/or between the variable and fixed subaccounts) are limited to twelve (12) per contract year unless otherwise authorized by Lincoln New York. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.)


The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.


A transfer request may be made to our servicing office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service pro-
 vider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln New York, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.


Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.


Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln New York become aware of such disruptive practices, Lincoln New York may refuse to permit such transfers.


Transfers may be delayed as permitted by the 1940 Act.

Transfers to and from a fixed account on or before the annuity commencement date You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.


Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a contract year. Transfers are limited to twelve (12) per contract year unless otherwise authorized by Lincoln New York. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers. Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to an interest adjustment.


Transfers may be delayed as permitted by the 1940 Act.

Transfers after the annuity commencement date

If you select Income4Life(R) Solution your transfer rights and restrictions for the variable subaccounts are the same as they were on or before the annuity commencement date, except that no money may be transferred to the fixed side of the contract.



If you do not select Income4Life(R) Solution, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. However, transfers from a fixed annuity payment to a variable annuity payment are not permitted. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services

There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit
The following provisions apply prior to the annuity commencement date.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our servicing office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.


Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln New York approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.


If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, be comes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares).


Notification of the election of this death benefit must be received by Lincoln New York within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the contract value as of the day Lincoln New York approves the payment of the claim is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.


The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This approval of the death benefit will occur upon receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.


Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the death occurs before the annuity commencement date and the EGMDB is in effect, the death benefit paid will be the greatest of: (1) the contract value as of the day on which Lincoln New York approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, including any applicable charges, and premium tax incurred; or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, including any applicable charges, and any premium taxes incurred on or subsequent to the contract anniversary on which the highest contract value is obtained.




General death benefit information

The EGMDB will terminate if you elect an Income4Life(R) Solution.



If there are joint owners, upon the death of the first contractowner, Lincoln New York will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln New York will pay a death benefit to the designated beneficiary(s).



If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value will be credited to the contract.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.


As contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying the servicing office of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction of the death benefit on the death of the annuitant. See The contracts--Death benefit.



A contingent annuitant may be named or changed by notifying the servicing office in writing.


On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the servicing office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to an interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the servicing office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.


Lincoln Life may surrender your contract, in accordance with the laws of your state if: 1) your contract value drops below $2,000, 2) no purchase payments have been received for 3(three) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.




Income4Life(R) Solution for IRA contracts


The Income4Life(R) Solution for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, computed daily equal to an annual rate of 1.65% for the Income4Life(R) II Solution Return of Premium death benefit, and 1.80% for the Income4Life(R) II Solution Enhanced Guaranteed Minimum (EGMDB) death benefit of the net asset value of the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. The charge will begin on the effective date of the contract for new contracts issued with the Income4Life(R) Solution. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowner's election for existing contracts.



The Income4Life(R) Solution is only available for IRA contracts (excluding SEP and SARSEP markets) with a contract value of $50,000 or more and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the Income4Life(R) Solution at the time of appli-cation or at any time before the annuity commencement date by sending a written request to our servicing office. If you make additional purchase payments, an option to start a new program under the Income4Life(R) Solution may be provided. There is no guarantee that Income4Life(R) Solution will be available in the future as we reserve the right to discontinue this option at any time.



Any prior death benefit election (i.e. EGMDB) will terminate once you elect the Income4Life(R) Solution and a new death benefit will be provided as discussed below.


Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.


If an Income4Life(R) Solution is selected, the applicable transfer provisions among sub-accounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the Income4Life(R) Solution begins, any automatic withdrawal service will terminate. See The contracts.



Assumed interest rates of 3%, 4% and 5% may be available. See Annuity payouts--Variable annuity payouts for a more detailed explanation.



Regular Income. The Income4Life(R) Solution option provides for variable, periodic regular income payments during a defined period of time (the "Access Period"), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate you choose. Subsequent regular income payments will be adjusted annually with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. During the Access Period you select, you will be able to access your Account Value through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life(R) Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value at the time you elect the Income4Life(R) Solution. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable interest adjustment and surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.




Death Benefit. During the Access Period, the Income4Life(R) Solution provides two death benefit options:



(1)the Income4Life(R) II Solution Return of Premium death benefit; and



(2)the Income4Life(R) II Solution Enhanced Guaranteed Minimum death benefit.



Under either Income4Life(R) Solution death benefit, if you die during the Access Period, the Income4Life(R) Solution will terminate. Your beneficiary may start a new Income4Life(R) Solution program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



Income4Life(R) II Solution Return of Premium death benefit. The Income4Life(R) II Solution Return of Premium death benefit is the greater of:



1. the Account Value as of the day on which Lincoln New York approves the payment of the claim; or



2. the sum of all purchase payments less the sum of all regular income payments, withdrawals


(includingany applicable charges), and premium taxes incurred, if any.



The charge under the Income4Life(R) Solution with this death benefit is equal to an annual rate of 1.65% of the net asset value of the contract value in the VAA.



Income4Life(R) II Solution Annual Step-Up death benefit. The Income4Life(R) II Solution Annual Step-Up death benefit is the greatest of:


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




1. the Account Value as of the day on which Lincoln New York approves the payment of the claim;



2. the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3. the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained.



The charge under the Income4Life(R) II Solution with this death benefit is equal to an annual rate of 1.80% of the net asset value of the contract value in the VAA.



At any time during the Access Period, contracts with the Income4Life(R) II Solution Annual Step-Up death benefit may elect to change to the Income4Life(R) II Solution Return of Premium death benefit. We will effect the changes in death benefit on the valuation date we receive a completed election form at our servicing office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the Income4Life(R) II Solution Annual Step-Up death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.




Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. Any changes are subject to prior approval by the New York Superintendent of Insurance. You will be notified in writing of any changes, modifications or waivers. If any proposed change legally requires a vote of the contractowners, we will notify you about the nature of the proposed change and request your vote on the matter before implementing such a change.


Commissions



The commissions paid to dealers are a maximum of 7.0% of each purchase payment. In some instances, commissions on deposits may be lowered by as much as 2.50% and replaced by a commission of up to .65% of annual contract values. These commissions are not deducted from purchase payments or contract value, they are paid by us.



Contractowner questions



The obligations to purchasers under the contracts are those of Lincoln New York. Questions about your contract should be directed to us at 1-888-868-2583.


Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option

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

offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the Income4Life(R) Solution), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, less any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.


Annuity payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln New York. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


General information

The EGMDB is not available after the annuity commencement date. The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.


Income4Life(R) Solution

(Non-qualified annuity contracts ONLY)

We also offer a variable annuity payout option for non-qualified contracts. The Income4Life(R) Solution, when available in your state, is subject to a charge, computed daily of an annual rate of 1.65% for the Income4Life(R) II Solution Return of Premium death benefit, and 1.80% for the Income4Life(R) II Solution Enhanced Guaranteed Minimum (EGMDB) death benefit of the net asset value of the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. The charge will begin on the effective date of the contract for new contracts issued with the Income4Life(R) Solution. The charge will begin fourteen days prior to the date the initial regular income payment is due based on the contractowners election for existing contracts.



If your contract value is at least $50,000, you may elect the Income4Life(R) Solution at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office. The fixed account is not available with the Income4Life(R) Solution. Additional purchase payments will not be accepted after Income4LifeSM is elected. There is no guarantee that Income4LifeSM will be available in the future as we reserve the right to discontinue this option at any time.



Once the Income4Life(R) Solution begins, any prior death benefit election will terminate and a new death benefit will be provided as discussed below.



Assumed interest rates of 3%, 4% and 5% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. The Income4Life(R) Solution provides for variable, periodic regular income payments during a defined period of time (the "Access Period") and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed investment rate you choose. Each subsequent regular income payment will be adjusted up or down with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Federal tax matters--Taxation of annuity payouts. You may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.



Access Period. During the Access Period you select, you will be able to access your Account Value (as defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect the Income4Life(R) Solution. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the Valuation Date the Income4Life(R) Solution is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.




Death Benefit. During the Access Period, the Income4Life(R) Solution provides two death benefit options:



(1)the Income4Life(R) II Solution Return of Premium death benefit; and



(2)the Income4Life(R) II Solution Enhanced Guaranteed Minimum death benefit.

Under either Income4Life(R) Solution death benefit, if you die during the Access Period, the Income4Life(R) Solution will terminate. Your beneficiary may start a new Income4Life(R) Solution program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



Income4Life(R) II Solution Return of Premium death benefit. The Income4Life(R) II Solution Return of Premium death benefit is the greater of:



1. the Account Value as of the day on which Lincoln New York approves the payment of the claim; or



2. the sum of all purchase payments less the sum of all regular income payments, withdrawals



(includingany applicable charges), and premium taxes incurred, if any.



The charge under the Income4Life(R) Solution with this death benefit is equal to an annual rate of 1.65% of the net asset value of the contract value in the VAA.



Income4Life(R) II Solution Annual Step-Up death benefit. The Income4Life(R) II Solution Annual Step-Up death benefit is the greatest of:



1. the Account Value as of the day on which Lincoln New York approves the payment of the claim;



2. the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3. the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained.



The charge under the Income4Life(R) II Solution with this death benefit is equal to an annual rate of 1.80% of the net asset value of the contract value in the VAA.



At any time during the Access Period, contracts with the Income4Life(R) II Solution Annual Step-Up death benefit may elect to change to the Income4Life(R) II Solution Return of Premium death benefit. We will effect the changes in death benefit on the valuation date we receive a completed election form at our servicing office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the Income4Life(R) II Solution Annual Step-Up death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.




Fixed side of the contract


Purchase payments allocated to the fixed side of the contract become part of Lincoln New York's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.



In reliance on certain exemptions, exclusions and rules, Lincoln New York has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln New York has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an interest adjustment (see Interest adjustment below) and other charges (see Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed subaccount.


ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN NEW YORK'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.


Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.


The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1, 3, 5, 7, or 10 years. Lincoln New York may add guaranteed periods or discontinue accepting money into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.


Lincoln New York will notify the contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless Lincoln New York receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln New York. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


Interest adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under Income4Life(R) Solution transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:

                                    (1+A)n
                                     -----
                                            - 1

                                    (1+B)n


where:
A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.



N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a con-tract distribution. However, for this general rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by the individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract value among subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible. If you choose the levelized payout option under the Income4Life(R) Solution, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.


Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

 . Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after your death, or

 . you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.



Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract may provide an additional death benefit for which you pay a charge. It is possible that the tax law may treat all or a portion of the additional charge as a contract withdrawal.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 raises limits on the amount of purchase payments that can be made to most qualified plans and qualified contracts. The new law also increases the transferability of assets between these various plans and contracts. Your tax advisor should be contacted concerning the ramifications of this new law upon you.

Types of qualified contracts and terms of contracts
Currently, we may issue contracts in connection with the following types of qualified plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

 . Under Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

The IRS has issued new proposed regulations effective January 1, 2002 concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distribution. Please contact you tax adviser regarding the tax ramification.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified adviser should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB or 5% Step-Up death benefit from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of these death benefits under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you. Further guidance from the IRS may cause us to limit the availability of one or more of these death benefit options.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal,

Tax status of Lincoln Life

Under existing Federal income tax laws, Lincoln New York does not pay tax on investment income and realized capital gains of the VAA. Lincoln New York does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in law
The above discussion is based on the tax code, IRS regulations and interpretations existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts


Lincoln Financial Advisors Corporation ("LFA"), an Indiana corporation registered with the Securities and Exchange Commission as a broker-dealer, is the distributor and principal underwriter of the contracts. Under an agreement with LFA, Lincoln Financial Distributors ("LFD") will act as wholesaler and will assist LFA in forming the selling group. LFD will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by LFA registered representatives and by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represents us. LNY will offer the contracts in New York only.




Return privilege


Within the 10-day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 7866, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.




State regulation


As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.



Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the servicing office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other information


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln New York and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings


Lincoln New York may be involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business.

Statement of Additional Information
Table of contents for Separate Account N


Item                                       Page
-----------------------------------------------
General information and history of Lincoln
  New York                                 B-2
-----------------------------------------------
Special terms                              B-2
-----------------------------------------------
Services                                   B-2
-----------------------------------------------
Principal underwriter                      B-2
-----------------------------------------------
Purchase of securities being offered       B-2
-----------------------------------------------
Calculation of investment results          B-2
-----------------------------------------------



                     Item                             Page
                     -------------------------------------
                     Annuity payouts                   B-9
                     -------------------------------------
                     Advertising and sales literature B-11
                     -------------------------------------
                     Additional services              B-13
                     -------------------------------------
                     Other information                B-14
                     -------------------------------------
                     Financial statements             B-14
                     -------------------------------------

For a free copy of the SAI please see page one of this booklet.

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Separate Account N for Variable Annuities (ChoicePlus II).


                                (Please Print)

Name: _______________________________________________________________________

Address: ____________________________________________________________________

City ___________________________________________________    State _______    Zip



Mail to Lincoln New York Choice Plus, P.O. Box 7866, Fort Wayne, Indiana 46801.

Lincoln ChoicePlus II


Lincoln New York Separate Account N


for Variable Annuities (Registrant)



Lincoln Life & Annuity


Company of New York (Depositor)


Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the Lincoln ChoicePlus II

Prospectus of Lincoln New York Separate Account N for Variable Annuities dated
         , 2002.

You may obtain a copy of the Lincoln ChoicePlus II Prospectus on request and without charge.
Please write Lincoln ChoicePlus Customer Service, The Lincoln National Life Insurance Company,
P.O. Box 7866, Fort Wayne, Indiana 46801 or call 1-888-868-2583.

Table of Contents


                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln New York                  B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------

                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payouts                    B-9
                     --------------------------------------
                     Advertising and sales literature  B-11
                     --------------------------------------
                     Additional services               B-12
                     --------------------------------------
                     Other information                 B-13
                     --------------------------------------
                     Financial statements              B-14
                     --------------------------------------




This SAI is not a Prospectus.


The date of this SAI is            , 2002.

General information and

history of Lincoln Life


& Annuity Company


of New York


(Lincoln New York)







Lincoln New York is a life insurance company founded in New York on June 6, 1996. Lincoln New York is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life is owned by Lincoln National Corp. (LNC). LNC and Lincoln Life are organized under Indiana law. LNC's primary businesses are insurance and financial services.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors

The financial statements of the variable annuity account (VAA) and the statutory-basis financial statements of Lincoln New York appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana, 46802, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter




Lincoln Financial Advisors Corporation ("LFA"), an Indiana corporation registered with the Securities and Exchange Commission as a broker-dealer, is the principal underwriter for the contracts, which are offered continuously. Lincoln Financial Distributor, Inc. will perform certain marketing and other ancillary functions are described in the Prospectus.



Sales charges and exchange privileges under the contracts are described in the Prospectus.


Purchase of securities being offered


The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling Lincoln New York products; through independent insurance brokers; and through certain securities brokers/dealers selected by Lincoln New York whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the account fee and/or the surrender charge may be reduced or waived.


Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.

Money Market Fund Subaccount:

At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The yield figure is based on historical earnings and is not intended to indicate future performance.

The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 2000); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities. The Lincoln National Money Market Subaccount yield was 4.49% at December 31, 2000.

Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1 + T)n = ERV

Where: P = a hypothetical initial purchase payment of $1,000
       T = average annual total return for the period in question
       N = number of years
  ERV    =
           ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; and (2) there will be a complete redemption upon the anniversary of the
1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a fund became available in the separate account.

A. Standard Performance Data:


   Period Ending December 31, 2001



                                                                        Since
                                                         1-Year 5-Years Inception
                                              Subaccount With   With    With
                                              Commenced  EGMDB  EGMDB   EGMDB
---------------------------------------------------------------------------------
AFIS Global Small Cap                                      %                %
AFIS Growth
AFIS Growth-Income
AFIS International
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
Alliance Growth & Income
Alliance Premier Growth
AllianceBernstein Small Cap Value
Alliance Technology
Delaware Growth and Income Series
Delaware High Yield Series
Delaware REIT Series
Delaware Small Cap Value Series
Delaware Trend Series
Delaware U.S. Growth Series
Deutsche VIT EAFE Equity Index
Deutsche VIT Equity 500 Index
Deutsche VIT Small Cap Index
Fidelity(R) VIP Contrafund Portfolio
Fidelity(R) VIP Equity-Income Portfolio
Fidelity(R) VIP Growth Portfolio
Fidelity(R) VIP Overseas Portfolio
Franklin Small Cap
Janus Aggressive Growth
Janus Balanced
Janus Worldwide Growth
Lincoln National Aggressive Growth Fund
Lincoln National Bond Fund
Lincoln National Capital Appreciation Fund
Lincoln National Global Asset Allocation Fund
Lincoln National International Fund
Lincoln National Money Market Fund
Lincoln National Social Awareness Fund
MFS(R) Capital Opportunities Series
MFS(R) Emerging Growth Series
MFS(R) Total Return Series
MFS(R) Utilities Series
Neuberger Berman Mid-Cap Growth
Neuberger Berman Regency
Putnam Growth & Income
Putnam Health Sciences
Templeton Growth



The performance figures shown reflect the cost of the EGMDB death benefit.

B. Standard Performance Data:


   Period Ending December 31, 2001



                                         Subaccount               10 Year/
                                         Commenced  1 Year 5 Year Since Inception
---------------------------------------------------------------------------------
AFIS Global Small Cap                                                    %
AFIS Growth
AFIS Growth-Income
AFIS International
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
Alliance Growth & Income
Alliance Premier Growth
AllianceBernstein Small Cap Value
Alliance Technology
Delaware Growth & Income Series
Delaware High Yield Series
Delaware REIT Series
Delaware SmallCap Value Series
Delaware Trend Series
Delaware U.S. Growth Series
Deutsche VIT EAFE Equity Index
Deutsche VIT Equity 500 Index
Deutsche VIT Small Cap Index
Fidelity VIP Contrafund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Franklin Small Cap
Janus Aggressive Growth
Janus Balanced
Janus Worldwide Growth
Lincoln National Aggressive Growth
Lincoln National Bond
Lincoln National Capital Appreciation
Lincoln National Global Asset Allocation
Lincoln National International
Lincoln National Money Market
Lincoln National Social Awareness
MFS Capital Opportunities Series
MFS Emerging Growth Series
MFS Total Return Series
MFS Utilities Series
Neuberger Berman Mid-Cap Growth
Neuberger Berman Regency
Putnam Growth & Income
Putnam Health Sciences
Templeton Growth



The performance figures shown reflect the cost of the Income4Life(R) Solution.

Non-standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a fund became available in the VAA will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, excluding surrender charges and the annual account fee) and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options (ie:
EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

A. Non-Standard Performance Data (adjusted for contract expense charges):


   Period Ending December 31, 2001



                                         YTD   1-year 3-year 5-year 10-year
                                         With  With   With   With   With             As if
                                         EGMDB EGMDB  EGMDB  EGMDB  EGMDB   Lifetime Commenced
----------------------------------------------------------------------------------------------
AFIS Global Small Cap                       %      %      %      %      %        %
AFIS Growth
AFIS Growth-Income
AFIS International
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
Alliance Growth & Income
Alliance Premier Growth
AllianceBernstein Small Cap Value
Alliance Technology
Delaware Growth and Income Series
Delaware High Yield Series
Delaware REIT Series
Delaware SmallCap Value Series
Delaware Trend Series
Delaware U.S. Growth Series
Deutsche VIT EAFE Equity Index
Deutsche VIT Equity 500 Index
Deutsche VIT Small Cap Index
Fidelity VIP Contrafund Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Franklin Small Cap
Janus Aggressive Growth
Janus Balanced
Janus Worldwide Growth
Lincoln National Aggressive Growth
Lincoln National Bond Fund
Lincoln National Capital Appreciation
Lincoln National Global Asset Allocation
Lincoln National International
Lincoln National Money Market Fund
Lincoln National Social Awareness
MFS(R) Capital Opportunities Series
MFS(R) Emerging Growth Series
MFS(R) Total Return Series
MFS(R) Utilities Series
Neuberger Berman Mid-Cap Growth
Neuberger Berman Regency
Putnam Growth & Income
Putnam Health Sciences
Templeton Growth



The performance figures shown above reflect the cost of the EGMDB death benefit.

B. Non-Standard Performance Data (adjusted for contract expense charges):


   Period Ending December 31, 2001



                                                                                    As if
                                         YTD  1 Year 3 Year 5 Year 10 Year Lifetime Commenced
---------------------------------------------------------------------------------------------
AFIS Global Small Cap                       %     %      %      %      %        %
AFIS Growth
AFIS Growth-Income
AFIS International
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
Alliance Growth & Income
Alliance Premier Growth
AllianceBernstein Small Cap Value
Alliance Technology
Delaware Growth & Income Series
Delaware High Yield Series
Delaware REIT Series
Delaware SmallCap Value Series
Delaware Trend Series
Delaware U.S. Growth Series
Deutsche VIT EAFE Equity Index
Deutsche VIT Equity 500 Index
Deutsche VIT Small Cap Index
Fidelity VIP Contrafund Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Overseas Portfolio
Franklin Small Cap
Janus Aggressive Growth
Janus Balanced
Janus Worldwide Growth
Lincoln National Aggressive Growth
Lincoln National Bond Fund
Lincoln National Capital Appreciation
Lincoln National Global Asset Allocation
Lincoln National International
Lincoln National Money Market
Lincoln National Social Awareness
MFS Capital Opportunities Series
MFS Emerging Growth Series
MFS Total Return Series
MFS Utilities Series
Neuberger Berman Mid-Cap Growth
Neuberger Berman Regency
Putnam Growth & Income
Putnam Health Sciences
Templeton Growth



The performance figures above reflects the cost of the Income4Life(R) Solution.

Interest Adjustment


The following example illustrates the detailed calculations for a $50,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the "interest adjustment" and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Interest Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 3% minimum guarantee respectively.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

Single Premium.......... $50,000
Premium Taxes........... None
Withdrawals-............ None
Guaranteed Period....... 5 years
Guaranteed Interest Rate 4.50%
Annuity Date............ Age 70
Yield Rate A............ 5.00%
Yield Rate B............ 6.00% End of contract year 1
                         5.50% End of contract year 2
                         5.00% End of contract year 3
                         4.00% End of contract year 4

                          SURRENDER VALUE CALCULATION


                                 (3)
              (1)     (2)        Adjusted (4)     (5)        (6)       (7)
              Annuity Yield Rate Annuity  Minimum Greater of Surrender Surrender
Contract Year Value   Factor     Value    Value   (3) & (4)  Charge    Value
------------- ------- ---------- -------- ------- ---------- --------- ---------
      1...... $52,250  0.962795  $50,306  $51,500  $51,500    $3,000    $48,500
      2...... $54,601  0.985849  $53,829  $53,045  $53,829    $3,000    $50,829
      3...... $57,058  1.000000  $57,058  $54,636  $57,058    $2,500    $54,558
      4...... $59,626  1.009615  $60,199  $56,275  $60,199    $2,000    $58,199
      5...... $62,309    N/A     $62,309  $57,964  $62,309    $1,500    $60,809


                           ANNUITY VALUE CALCULATION


Contract Year
-------------
      1...... $50,000 X 1.045 = $52,250
      2...... $52,250 X 1.045 = $54,601
      3...... $54,601 X 1.045 = $57,058
      4...... $57,058 X 1.045 = $59,626
      5...... $59,626 X 1.045 = $62,309

                         SURRENDER CHARGE CALCULATION


Contract Year
------------- SC Factor Deposit     Surrender Chg
      1...... 0.060% X $50,000  =      $3,000
      2...... 0.060% X $50,000  =      $3,000
      3...... 0.050% X $50,000  =      $2,500
      4...... 0.040% X $50,000  =      $2,000
      5...... 0.030% X $50,000  =      $1,500


                         YIELD RATE FACTOR CALCULATION


Contract Year Yield A Yield B N   Result
------------- ------- ------- --- --------
      1......  5.00%   6.00%   4  0.962795
      2......  5.00%   5.50%   3  0.985849
      3......  5.00%   5.00%   2  1.000000
      4......  5.00%   4.00%   1  1.009615
      5......  5.00%    N/A   N/A   N/A


                           MINIMUM VALUE CALCULATION


Contract Year
-------------
      1...... $50,000 X 1.03 - $   = $51,500
      2...... $51,500 X 1.03 - $   = $53,045
      3...... $53,045 X 1.03 - $   = $54,636
      4...... $54,636 X 1.03 - $   = $56,275
      5...... $56,275 X 1.03 - $   = $57,964

Annuity payouts

Variable annuity payouts

Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date less any applicable premium tax; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln New York makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.


The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.


Lincoln New York may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.


At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a)The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b)A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival

Lincoln New York may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Income4Life(R) Solution options for Non-qualified contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than 14 days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the Income4Life(R) II Solution; and
(3) the investment results of the variable subaccounts selected.





The initial regular income payment is determined by dividing the contract value as of the valuation date no more than 14 days prior to the initial regular income payment date, less any premium taxes, by 1000 and multiplying this result by the Income4Life(R) Solution annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



Income4Life(R) Solution annuity factors are based on an assumed investment return of either 3%, 4% and 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and gender(s) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payment. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln New York may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.





Income4Life(R) Solution options for IRA contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of the year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the Income4Life(R) II Solution; and (3) the investment results of the fixed and/or variable subaccounts selected.





The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1000 and multiplying this result by the Income4Life(R) Solution annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment made of a subsequent year will be determined by dividing the account value as of December 31 of the year prior to the regular income payment by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



Income4Life(R) Solution annuity factors are based on an assumed investment return of either 3%, 4%, 5% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and gender(s) of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payment. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the account value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccounts, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.





After the Access Period only the variable portion of each subsequent regular income payment will be adjusted as discussed above.



Lincoln New York may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.






Advertising and sales
literature


As set forth in the Prospectus, Lincoln New York may refer to the following organizations (and others) in its marketing materials:



A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln New York intends to refer.


EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far
East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

FITCH provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corpo-rate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard and Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.

Standard and Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.


In its advertisements and other sales literature for the VAA and the funds, Lincoln New York intends to illustrate the advantages of the contracts in a number of ways:


Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.


Internet. An electronic communications network which may be used to provide information regarding Lincoln New York, performance of the subaccounts and advertisement literature.


Additional services

Dollar Cost Averaging (DCA)--You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between 6 and 60 months. Once elected, the program will re-main in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending written request to our servicing office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess applicable surrender charges on those withdrawals. See Charges and other deductions--Surrender charge.



Portfolio Rebalancing--Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to our servicing office. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by writing our servicing office. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.



Cross Reinvestment Program--Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to our servicing office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.


The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $95 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.


Lincoln New York's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln New York serves. As of the date of this SAI, Lincoln New York was serving over 400 employer contracts and more than 149,000 million individuals.



Lincoln New York's assets, size. Lincoln New York may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2000 Lincoln New York had statutory admitted assets of over $2 billion.


Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements




[To Be Filed By Amendment]

PART C--OTHER INFORMATION

ITEM 24.

   (a)  LIST OF FINANCIAL STATEMENTS


     (1) Part A -- The Table of Condensed Financial Information is included in Part A of this Registration Statement: (To Be Filed By Amendment)

     (2) Part B -- The following Financial Statements for the variable Account are included in Part B of this Registration Statement: (To Be Filed By Amendment)

          Statement of Assets and Liability--December 31, 2000

          Statement of Operations--For the period from May 12, 2000 (Inception) to December 31, 2000

          Statement of Changes in Net Assets--For the period from May 12, 2000 (Inception) to December 31, 2000

          Notes to Financial Statements--December 31, 2000

          Report of Ernst & Young LLP, Independent Auditors

     (3) Part B -- The following Statutory-Basis Financial Statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement: (To Be Filed By Amendment)

          Balance Sheets Statutory-Basis--December 31, 2000 and 1999

          Statements of Operations Statutory-Basis--Years ended December 31, 2000, 1999 and 1998

          Statements of Changes in Capital and Surplus Statutory-Basis--Years ended December 31, 2000, 1999 and 1998

          Statements of Cash Flows Statutory-Basis--December 31, 2000, 1999 and 1998

          Notes to Financial Statements--December 31, 2000.

          Report of Ernst & Young LLP, Independent Auditors

 24(b)  LIST OF EXHIBITS

     (1) (a) Resolution of Board of Directors and Memorandum authorizing establishment of Account N incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed 12-30-99.

          (b) Amendment to that Certain Memorandum. Incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed 12-30-99.

     (3) (a) Amended and Restated Principal Underwriting Agreement--Lincoln Financial Advisors/Lincoln Life & Annuity Company of New York. Incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed 12-30-99.

          (b) Wholesaling Agreement between Lincoln Life & Annuity Company of New York, Lincoln Financial Advisors, and Delaware Distributors, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

                    (1) Amendment to wholesaling agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (c) Standard Selling Group Agreement is incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed on April 27, 2000.

     (4) (a) ChoicePlus Contract is incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed on April 27, 2000.

          (b) Income4Life Solutions (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (c) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-93875) filed on April 18, 2001.

          (d) ChoicePlus II Variable Annuity Contract is incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed on April 27, 2000.

     (5) (a) ChoicePlus Application is incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed on April 27, 2000.

          (b) Form of ChoicePlus II Application is incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed on April 27, 2000.

     (6) Articles of Incorporation and By-laws of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Registration Statement on Form N-4 (333-10863) filed on 8/27/96.

     (7)       Not applicable.

     (8) (a) Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc. is incorporated herein by reference to Registration Statement on Form N-4 (333-93875) filed on April 27, 2000.

          (b) Administrative Services Agreement between Lincoln Life & Annuity Company of New York and Lincoln National Life Insurance Company dated 1-1-98 incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (333-38007) filed on 10/11/99.

          (c) Participation Agreement between Lincoln Life & Annuity Company of New York and AIM Insurance Funds, Inc. (To Be Filed By Amendment)

          (d) Participation Agreement between Lincoln Life & Annuity Company of New York and the Capital Research and Management Company. (To Be Filed By Amendment)

          (e) Participation Agreement between Lincoln Life & Annuity Company of New York and the Delaware Funds. (To Be Filed By Amendment)

          (f) Participation Agreement between Lincoln Life & Annuity Company of New York and Variable Insurance Products and Fidelity Insurance Funds And Fidelity Distributors Corporation. (To Be Filed By Amendment)

          (g) Participation Agreement between Lincoln Life & Annuity Company of New York and Franklin/Templeton Funds. (To Be Filed By Amendment)

          (h) Participation Agreement between Lincoln Life & Annuity Company of New York and MFS Variable Insurance Funds. (To Be Filed By Amendment)

          (i) Participation Agreement between Lincoln Life & Annuity Company of New York and Alliance Variable Products Series Fund. (To Be Filed By Amendment)

          (j) Participation Agreement between Lincoln Life & Annuity Company of New York and BT Insurance Funds. (To Be Filed By Amendment)

          (k) Participation Agreement between Lincoln Life & Annuity Company of New York and the Liberty Variable Investment Trust Fund. (To Be Filed By Amendment)

               (1)  Amendment dated June 1, 2000. (To Be Filed By Amendment)

          (l) Participation Agreement between Lincoln Life & Annuity Company of New York and the Lincoln National Bond Fund. (To Be Filed By Amendment)

          (m) Participation Agreement between Lincoln Life & Annuity Company of New York and the Lincoln National Money Market Fund. (To Be Filed By Amendment)

    (9) Opinion and Consent of Robert O. Sheppard, Corporate Counsel (To Be Filed By Amendment)

    (10) Opinion and Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed By Amendment)

    (11)  Not applicable.

    (12)  Not applicable.

    (13) Schedule of Performance Computation is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement (333-93875) filed on April 27, 2000.

    (14)  Not applicable.

    (15) Organizational Chart of Lincoln National Life Insurance Holding Company System.

ITEM 25.

     The following list contains the officers of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln New York Account N for Variable Annuities as well as the contracts, funded through Account N. The list also shows Lincoln Life & Annuity Company of New York's executive officers and directors.

                                            POSITIONS AND OFFICES WITH LINCOLN
NAME                                        LIFE & ANNUITY COMPANY OF NEW YORK
----                                        ------------------------------------

Lorry J. Stensrud**.......................  President and Director


John H. Gotta**** ........................  2nd Vice President and Director

Janet Chrzan**............................  2nd Vice President/Chief Financial
                                              Officer

J. Patrick Barrett........................  Director
        Chairman and CEO
        Carpat Investments
        4605 Watergap
        Manlius, NY 13104

Robert D. Bond**..........................  Director

Jon A. Boscia***..........................  Director

Diane Dillman**...........................  AVP/Director of Annuities
                                              Compliance

Christine Frederick**** ..................  AVP/Director of Life Compliance

Steven M. Kluever** ......................  2nd Vice President

Barbara S. Kowalczyk***...................  Director

M. Leanne Lachman.........................  Director
        Principal
        Lend Lease Real Estate
          Investments
        787 7th Avenue - 46th Floor
        New York, NY 10019

Louise G. Marcoccia.......................  Director
        Senior Vice President
        Syracuse University
        Skytop Office Building
        Skytop Road
        Syracuse, NY 13244-5300

                                            POSITIONS AND OFFICES WITH LINCOLN
NAME                                        LIFE & ANNUITY COMPANY OF NEW YORK
----                                        ------------------------------------

Gary W. Parker**** .......................  2nd Vice President and Director

John M. Pietruski.........................  Director
        One Penn Plaza
        Suite 3408
        New York, NY 10119

Ron J. Ponder.............................  Director
        President & CEO
        Telecom, Media & Networks Americas
        A Cap Gemini Ernst & Young Company
        25 Airport Road
        Morristown, NJ 07960

Mark E. Reynolds**........................  Director

Robert O. Sheppard*.......................  2nd Vice President/General
                                              Counsel

Eldon J. Summers, Jr.**...................  Treasurer

C. Suzanne Womack***......................  Secretary

-------------------------
* Principal business address of each person is 120 Madison Street, 17th Floor, Syracuse, New York 13202.

** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46801.

*** Principal business address of each person is Center Square, West Tower, 1500 Market St., Suite 3900, Philadelphia, PA 19102.



**** Principal business address of each person is 359 Church Street, Hartford, CT 06103.

ITEM 26.

                      PERSONS CONTROLLED BY OR UNDER COMMON
                    CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System.

ITEM 27.

                            NUMBER OF CONTRACT OWNERS

     As of January 31, 2002, there were 816 contractowners under Lincoln New York Variable Annuity Account N.

ITEM 28.

                          INDEMNIFICATION--UNDERTAKING

(a) Brief description of indemnification provisions.

    In general, Article VII Section 2 of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

    In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

    Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.

(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity

    Flexible Premium Variable Life Account M; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance.

(b)                              OFFICERS AND DIRECTORS

NAME & TITLE                   BUSINESS ADDRESS
------------                   ----------------
J. Michael Hemp****            President and Director
Gary H. Dorfman                Senior Vice President
Lucy D. Gase**                 Vice President, Assistant Secretary and Director
Matthew Lynch****              Senior Vice President, Chief Financial and
                                 Administrative Officer, and Director
Michael E. McMath****          Senior Vice President and Director
Frederick J. Crawford***       Vice President and Treasurer
Cynthia A. Rose*               Secretary
Susan G. Schildt*****          Senior Vice President and Director
Susan J. Scanlon****           Vice President and Chief Compliance Officer
-------------------

* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802

** Principal business address of each person is 200 East Berry Street, Fort Wayne, IN 46802-2706

*** Principal business address of each person is Center Square, West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2118

**** Principal business address of each person is 350 Church Street, Hartford, CT 06103

***** Principal business address of each person is 18383 Preston Road, Suite 230, Dallas, TX 75252-5499


(c) Commissions and other compensations received by Lincoln Financial Advisors Corporation from Lincoln New York Variable Annuity Account N during the fiscal year which ended December 31, 2001 (To Be Filed By Amendment)

(1)                (2)
Name of            Net Underwriting  (3)            (4)
Principal          Discounts and     Compensation   Brokerage    (5)
Underwriter        Commissions       on Redemption  Commissions  Compensation
-----------------  ----------------  -------------  -----------  ------------
Lincoln Financial  None              None           None


ITEM 30.

                        LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents required to be maintained by
     Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has an entered into an agreement with Delaware Management Holdings Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.

ITEM 31.

     Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to LNY at the address or phone number listed in the Prospectus.

(d) LNY hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by LNY.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                 SIGNATURE PAGE

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Syracuse, and the State of New York on this 15th day of February, 2002.

                               Lincoln New York Account N for Variable Annuities Lincoln ChoicePlus II
                                  (Registrant)


                               By: /s/ Samuel S. Parkison
                                   ------------------------------
                                   Samuel S. Parkison, 2nd Vice President

                               Lincoln Life & Annuity Company of New York
                                  (Depositor)


                               By: /s/ Steven M. Kluever
                                   ------------------------------
                                   Steven M. Kluever, 2nd Vice President


     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                         Date
---------                      -----                         ----

*/s/ Lorry J. Stensrud         President and                 February 15, 2002
------------------------       Director (Principal
Lorry J. Stensrud              Executive Officer)

*/s/ Janet Chrzan              Second Vice President and     February 15, 2002
------------------------       Chief Financial Officer
Janet Chrzan                   (Principal Financial Officer
                               and Principal Accounting
                               Officer)

*/s/ J. Patrick Barrett        Director                      February 15, 2002
------------------------
J. Patrick Barrett

*/s/ Robert D. Bond            Director                      February 15, 2002
------------------------
Robert D. Bond

*/s/ Jon A. Boscia             Director                      February 15, 2002
------------------------
Jon A. Boscia

*/s/ John H. Gotta             Director                      February 15, 2002
------------------------
John H. Gotta

*/s/ Barbara S. Kowalczyk      Director                      February 15, 2002
------------------------
Barbara S. Kowalczyk

*/s/ M. Leanne Lachman         Director                      February 15, 2002
------------------------
M. Leanne Lachman

*/s/ Louis G. Marcoccia        Director                      February 15, 2002
------------------------
Louis G. Marcoccia

*/s/ Gary W. Parker            Director                      February 15, 2002
------------------------
Gary W. Parker

*/s/ John M. Pietruski         Director                      February 15, 2002
------------------------
John M. Pietruski

*/s/ Ronald J. Ponder          Director                      February 15, 2002
------------------------
Ronald J. Ponder

                               Director                      February   , 2002
------------------------
Mark E. Reynolds

*/s/ Richard C. Vaughan        Director                      February 15, 2002
------------------------
Richard C. Vaughan

*/s/ Steven M. Kluever
------------------------       pursuant to a Power of Attorney
Steven M. Kluever